Expense Example, No Redemption - FidelitySmallCapGrowthFund-AMCIZPRO - FidelitySmallCapGrowthFund-AMCIZPRO - Fidelity Small Cap Growth Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Small Cap Growth Fund - Class A
Expense Example, No Redemption:
1 Year	$ 702
3 Years	969
5 Years	1,257
10 Years	2,074
Fidelity Advisor Small Cap Growth Fund - Class C
Expense Example, No Redemption:
1 Year	211
3 Years	652
5 Years	1,119
10 Years	2,216
Fidelity Advisor Small Cap Growth Fund - Class M
Expense Example, No Redemption:
1 Year	505
3 Years	831
5 Years	1,180
10 Years	2,163
Fidelity Advisor Small Cap Growth Fund - Class I
Expense Example, No Redemption:
1 Year	109
3 Years	340
5 Years	590
10 Years	1,306
Fidelity Advisor Small Cap Growth Fund - Class Z
Expense Example, No Redemption:
1 Year	95
3 Years	296
5 Years	515
10 Years	$ 1,143